                   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

                  CLASS S (OFFERED ON AND AFTER MAY 2, 2016)
          CLASS S--L SHARE OPTION (OFFERED ON AND AFTER MAY 2, 2016)

     Supplement dated July 9, 2018 to the Prospectus dated April 30, 2018

Effective for new contracts issued on and after July 23, 2018, Brighthouse Life Insurance Company of NY ("we," "us," or "our") will improve certain GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates available under the FlexChoice Access Level and FlexChoice Access Expedite variations of the GLWB rider offered with Class S (offered on and after May 2, 2016) and Class S--L Share Option (offered on and after May 2, 2016) variable annuity contracts issued by us.

CONTRACTS ISSUED PRIOR TO JULY 23, 2018 WILL RECEIVE THE FLEXCHOICE ACCESS GLWB
                 --------
WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED IN THE APRIL 30, 2018 PROSPECTUS. CONTRACTS ISSUED ON AND AFTER JULY 23, 2018 WILL RECEIVE THE
                                  ------------
 NEW GLWB WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED BELOW. Please see "Purchase--Allocation of Purchase Payments" in the prospectus for information on how we process applications for new contracts. Please note, the administrative procedures for processing contract applications may vary among the selling firms through which we issue the contracts. Please speak with your financial representative about how to purchase a new contract with a GLWB rider offering the new GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at: Brighthouse Life Insurance Company of NY, Annuity Service Center, P.O. Box 10366, Des Moines, Iowa 50306-0366, or call us at
(800) 343-8496, to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

NEW GLWB RATE TABLE EFFECTIVE JULY 23, 2018
-------------------------------------------

Under "Living Benefits--Guaranteed Lifetime Withdrawal Benefit--GLWB Rate Table" in the prospectus, for FlexChoice Access Level and FlexChoice Access Expedite, 1) replace the "--" in the column "Date Last Available" with "07-22-18," and 2) insert the following new rows as the first rows of the FlexChoice Access Level and FlexChoice Access Expedite rate tables:

FLEXCHOICE ACCESS LEVEL

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

-------------------------------------------------------------------------------------------------------------------------------
DATE       DATE      ROLLUP ROLLUP RATE  LIFETIME   MINIMUM ISSUE          GLWB WITHDRAWAL RATE        GLWB LIFETIME GUARANTEE
FIRST      LAST      RATE   PERIOD END   WITHDRAWAL AGE/ MINIMUM           (WHEN ACCOUNT VALUE         RATE
AVAILABLE  AVAILABLE        DATE         AGE        SPOUSAL AGE            IS GREATER THAN $0)/1/      (WHEN ACCOUNT VALUE
                                                                                                       IS REDUCED TO $0)
-------------------------------------------------------------------------------------------------------------------------------
                                                    Minimum Issue Age:     AGE AT 1ST      WITHDRAWAL   SINGLE        JOINT
                                                    -----------------      WITHDRAWAL         RATE     LIFETIME     LIFETIME
                                                    You must be at least   AFTER AGE                   GUARANTEE    GUARANTEE
                                                    age 50 years old at    59 1/2                        RATE         RATE
07/23/18      --      5.00% 10th           59 1/2   contract issue.
                            Contract
                            Anniversary             Minimum Spousal
                                                    ---------------        ----------------------------------------------------
                                                    Age: Your Spouse's     59 1/2 to less    4.25%       4.25%        3.25%
                                                    ---                    than 65
                                                    Date of Birth may      ----------------------------------------------------
                                                    not be more than 10    65 to less        5.25%       5.25%        4.25%
                                                    years after your Date  than 75
                                                    of Birth.              ----------------------------------------------------
                                                                           75 to less        5.50%       5.50%        4.50%
                                                                           than 80
                                                                           ----------------------------------------------------
                                                                           80+               6.00%       6.00%        5.00%
-------------------------------------------------------------------------------------------------------------------------------

                                                                SUPP-FCSNY-0718

FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

--------------------------------------------------------------------------------------------------------------------------------
DATE       DATE      ROLLUP ROLLUP      LIFETIME   MINIMUM               GLWB WITHDRAWAL RATE     GLWB LIFETIME GUARANTEE RATE
FIRST      LAST      RATE   RATE        WITHDRAWAL ISSUE AGE/            (WHEN ACCOUNT VALUE      (WHEN ACCOUNT VALUE
AVAILABLE  AVAILABLE        PERIOD END  AGE        MINIMUM               IS GREATER THAN $0)/1/   IS REDUCED TO $0)
                            DATE                   SPOUSAL
                                                   AGE
--------------------------------------------------------------------------------------------------------------------------------
                                                   Minimum Issue Age:    AGE AT 1ST   WITHDRAWAL  AGE WHEN    SINGLE     JOINT
                                                   -----------------     WITHDRAWAL      RATE     ACCOUNT    LIFETIME  LIFETIME
                                                   You must be at        AFTER AGE                VALUE IS   GUARANTEE GUARANTEE
                                                   least age 50 years    59 1/2                   REDUCED TO   RATE      RATE
                                                   old at contract                                ZERO
                                                   issue.                -------------------------------------------------------
                                                                                                  79 or
                                                   Minimum Spousal Age:  59 1/2 to       5.00%    younger      3.50%     2.50%
                                                   -------------------   less than 65             ------------------------------
07/23/18      --      5.00% 10th          59 1/2   Your Spouse's                                  80+          3.75%     2.75%
                            Contract               Date of Birth may     -------------------------------------------------------
                            Anniversary            not be more than                               79 or
                                                   10 years after your   65 to less      6.00%    younger      4.50%     3.50%
                                                   Date of Birth.        than 75                  ------------------------------
                                                                                                  80+          4.75%     3.75%
                                                                         -------------------------------------------------------
                                                                                                  79 or
                                                                         75 to less      6.00%    younger      4.50%     3.50%
                                                                         than 80                  ------------------------------
                                                                                                  80+          4.75%     3.75%
                                                                         -------------------------------------------------------
                                                                                                  79 or
                                                                         80+             6.75%    younger       N/A       N/A
                                                                                                  ------------------------------
                                                                                                  80+          5.50%     4.50%
--------------------------------------------------------------------------------------------------------------------------------

1. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                       Telephone: (800) 343-8496
Des Moines, Iowa 50306-0366